Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision at statutory rate, amount	$ 3,967	$ 4,766
Provision at statutory rate, percent	21.00%	21.00%
Tax-exempt income, amount	$ (893)	$ (703)
Tax-exempt income, percent	(4.70%)	(3.10%)
Nondeductible interest expense, amount	$ 5	$ 0
Nondeductible interest expense, percent	0.00%	0.00%
Nondeductible acquisition expense, amount	$ 175	$ 0
Nondeductible acquisition expense, percent	0.90%	0.00%
Other, amount	$ (34)	$ 2
Other, percent	(0.20%)	0.00%
Total provision	$ 3,220	$ 4,065
Actual tax expense and effective rate, percent	17.00%	17.90%